Charter arrangements, Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 Vessel Counterparty	Dec. 31, 2023 Counterparty Vessel	Dec. 31, 2022 Vessel Counterparty
Concentration of Risk [Abstract]
Number of vessels	24	24	23
Number of counterparties | Counterparty	5	3	4
Time Charters [Member]
Concentration of Risk [Abstract]
Number of vessels	7	5	5
Spot Market [Member]
Concentration of Risk [Abstract]
Number of vessels	17	19	18